Mineral exploration and project evaluation (Tables)	12 Months Ended
Dec. 31, 2020
Mineral exploration and project evaluation
Schedule of mineral exploration and project evaluation costs

	2020	2019	2018
Mineral exploration	(38,519)	(79,838)	(86,463)
Project evaluation	(18,682)	(39,225)	(43,096)
	(57,201)	(119,063)	(129,559)